BUSINESS ACQUISITIONS	9 Months Ended
Aug. 31, 2022
Business Acquisitions
BUSINESS ACQUISITIONS

3.	BUSINESS ACQUISITIONS

Acquisition of IndieFlix

On September 22, 2021, the Company acquired 100% of the issued and outstanding shares of IndieFlix in accordance with an Agreement and Plan of Merger (“IndieFlix Agreement”) and, in connection with the merger, former noteholders of IndieFlix agreed to extinguish IndieFlix debt in exchange for common shares of the Company. As consideration for the extinguishment of debt, the Company issued 499,996 common shares at closing and may issue up to 2,000,000 in additional common shares of the Company to the former noteholders of IndieFlix upon IndieFlix achieving total cumulative revenue of $64,868,466 before the seventh anniversary of the closing date as follows (“IndieFlix Transaction”):

•	500,000 common shares upon IndieFlix achieving revenue of $4,521,630 (“IndieFlix First Milepost”);
•	500,000 common shares upon IndieFlix achieving revenue of $13,766,432 (“IndieFlix Second Milepost”);
•	500,000 common shares upon IndieFlix achieving revenue of $31,496,648 (“IndieFlix Third Milepost”); and
•	500,000, or such lesser number based on a pro rata amount of IndieFlix’s revenue recognized relative to the IndieFlix Fourth Milepost, common shares upon IndieFlix achieving revenue of $64,868,466 (“Fourth Milepost”).

Upon closing of the IndieFlix Agreement, Liquid Merger Sub was amalgamated with IndieFlix with the surviving entity retaining the name IndieFlix Group, Inc.

In connection with the IndieFlix Transaction, on May 10, 2021, the Company entered into a non-revolving credit facility with IndieFlix for $499,880 which was advanced as follows: (1) $102,852 upon the date of the promissory note (advanced May 10, 2021); (2) $173,043 on the first month anniversary (advanced June 10, 2021); and (3) $223,985 on the second month anniversary (advanced July 9, 2021). The promissory note bore interest at 6% per annum, was due on the earlier of December 31, 2021 or the closing of the IndieFlix Transaction, and was secured by a general security agreement over certain assets. As the note was considered an advance on acquisition, the Company re-assumed the advance on the closing of the IndieFlix Transaction on September 22, 2021.

On September 22, 2021, the 2,000,000 common shares to be issued (“IndieFlix Contingent Consideration”) was valued to be $1,648,000. On August 31, 2022, the IndieFlix Contingent Consideration was revalued to $453,200 (November 30, 2021 - $1,277,200) resulting in a gain on derivative liability of $824,000 (August 31, 2021 - $nil). The IndieFlix Contingent Consideration was calculated by multiplying the closing share price of the Company’s shares by the following weighted average expected number of shares to vest calculated using a probability scenario based approach:

	August 31, 2022	November 30, 2021
Weighted average expected number of shares to vest
Low Case	150,000	150,000
Base Case	600,000	600,000
High Case	280,000	280,000
Expected number of shares to vest	1,030,000	1,030,000
Liquid share price	$0.44	$1.24

The acquisition has been accounted for using the acquisition method pursuant to IFRS 3, Business Combinations. Under the acquisition method, assets and liabilities are recorded at their fair values on the date of acquisition and the total consideration is allocated to the assets acquired and liabilities assumed. The excess consideration given over the fair value of the net assets acquired has been recorded as goodwill.

Total
$
Consideration:
Common shares	799,994
IndieFlix Contingent Consideration	1,648,000
Total unadjusted purchase price	2,447,994
Cash acquired	(21,076)
Total purchase price, net of cash acquired	2,426,918

Allocated as follows:
Accounts receivable	188,278
Inventory	105
Prepaids	8,335
Right-of-use asset	144,702
Accounts payable	(606,560)
Deferred revenue	(251,435)
Lease liability	(144,702)
Loans payable	(508,255)
Long-term debt	(156,625)
Intangible assets – distribution libraries	3,695,673
Goodwill	833,493
Deferred income taxes	(776,091)
Total	2,426,918

The purchase price allocation for the IndieFlix Transaction reflects various fair value estimates and analyses, which are subject to change within the respective measurement periods. The Company expects to continue to obtain information to assist in determining the fair value of the net assets acquired at each acquisition date during the measurement periods. Measurement period adjustments that the Company determines to be material will be applied retrospectively to the period of acquisition in the Company’s consolidated financial statements, and, depending on the nature of the adjustments, other periods subsequent to the period of acquisition could also be affected.

The Company determined the estimated fair value of the acquired working capital, and identifiable intangible assets and goodwill after review and consideration of relevant information including discounted cash flow analyses, market data and management’s estimates.

For leases acquired, the Company measured the lease liability at the present value of the remaining lease payments, as if the acquired lease were a new lease at the acquisition date. The Company measured the right-of-use asset at the same amount as the lease liability, adjusted to reflect favorable or unfavorable terms of the lease when compared with market terms.

IndieFlix’s distribution libraries represent identifiable intangible assets acquired in the amounts of $3,695,673, which was determined to have a finite useful life of 10 years.

The fair value of the acquired assets and liabilities are provisional pending receipt of the final valuations for those assets and liabilities.

Acquisition of iGEMS

On December 14, 2021, the Company acquired 100% of the issued and outstanding shares of iGEMS TV, Inc. (“IGEMS”) in accordance with an Agreement and Plan of Merger (“iGEMS Agreement”). As consideration, the Company will issue up to 850,000 common shares of the Company to the former shareholders of iGEMS upon iGEMS achieving total cumulative revenue of $9,412,830 before the sixth anniversary of the closing date as follows (“iGEMS Transaction”):

•	212,500 common shares on closing of the agreement (issued subsequently);
•	212,500 common shares upon iGEMS achieving revenue of $473,577 (“iGEMS First Milepost”);
•	212,500 common shares upon iGEMS achieving revenue of $2,400,664 (“iGEMS Second Milepost”);
•	212,500, or such lesser number based on a pro rata amount of iGEMS revenue recognized relative to the iGEMS Third Milepost, common shares upon iGEMS achieving revenue of $9,412,830 (“iGEMS Third Milepost”).

Upon closing of the iGEMS Agreement, Liquid Merger Sub 3 was amalgamated with iGEMS with the surviving entity retaining the name iGEMS TV, Inc.

In connection with the iGEMS Transaction, on June 25, 2021, the Company entered into an agreement with iGEMS for $100,000 which was advanced as follows: (1) $40,000 upon the date of the agreement (advanced June 28, 2021); (2) $33,000 on the first month anniversary (advanced August 3, 2021); and (3) $27,000 on the second month anniversary (advanced September 7, 2021). The agreement bore interest at 6% per annum and was due on the earlier of December 31, 2021 or 30 days following the termination of the iGEMS Transaction. The agreement was secured by a general security agreement over certain assets. The Company advanced a further $25,000 to iGEMS on December 10, 2021. As the advances were considered an advance on acquisition, the Company re-assumed the advance on the closing of the iGEMS Transaction on December 14, 2021.

On December 14, 2021, the 637,500 common shares to be issued (“iGEMS Contingent Consideration”) was valued to be $471,521. On August 31, 2022, the iGEMS Contingent Consideration was revalued to $188,608 resulting in a gain on derivative liability of $282,912 (August 31, 2021 - $nil). The iGEMS Contingent Consideration was calculated by multiplying the closing share price of the Company’s shares by the following weighted average expected number of shares to vest calculated using a probability scenario based approach:

	August 31, 2022	December 14, 2021
Weighted average expected number of shares to vest
Low Case	63,113	63,113
Base Case	253,215	253,215
High Case	112,328	112,328
Expected number of shares to vest	428,655	428,655
Liquid share price	$0.44	$1.10

The acquisition has been accounted for using the acquisition method pursuant to IFRS 3, Business Combinations. Under the acquisition method, assets and liabilities are recorded at their fair values on the date of acquisition and the total consideration is allocated to the assets acquired and liabilities assumed. The excess consideration given over the fair value of the net assets acquired has been recorded as goodwill.

Total
$
Consideration:
Common shares	233,750
iGEMS Contingent Consideration	471,521
Total unadjusted purchase price	705,271
Cash acquired	(21,981)
Total purchase price, net of cash acquired	683,290

Allocated as follows:
Accounts receivable	10,749
Accounts payable	(1,136)
Loans payable	(127,293)
Goodwill	800,970
Total	683,290

The purchase price allocation for the iGEMS Transaction reflects various fair value estimates and analyses, which are subject to change within the respective measurement periods. The Company expects to continue to obtain information to assist in determining the fair value of the net assets acquired at each acquisition date during the measurement periods. Measurement period adjustments that the Company determines to be material will be applied retrospectively to the period of acquisition in the Company’s consolidated financial statements, and, depending on the nature of the adjustments, other periods subsequent to the period of acquisition could also be affected.

The Company determined the estimated fair value of the acquired working capital and goodwill after review and consideration of relevant information including discounted cash flow analyses, market data and management’s estimates.

The fair value of the acquired assets and liabilities are provisional pending receipt of the final valuations for those assets and liabilities.

Acquisition of DCU

On March 7, 2022, the Company acquired 100% of the issued and outstanding shares of Digital Cinema United Holding Ltd. (“DCU”) (“DCU Shares”), in accordance with a Securities Exchange Agreement (“DCU SEA”), for common shares of the Company which are scheduled to be paid out to DCU shareholders across specific performance milestones in three tranches (“DCU Transaction”) as follows:

•	On closing of the DCU SEA – 3,000,000 common shares of Liquid (“Issuer Consideration Shares”) (issued);
•	Issuer Additional Shares:
o	Upon DCU achieving cumulative consolidated revenues of $4,750,000 before the fifth anniversary of the closing date (“DCU First Milepost”) – greater of (i) 750,000 common shares of Liquid and (ii) 3,750,000 divided by a per share price of the greater of $1.25 or the five-day Volume Weighted Average Price of Liquid common shares immediately prior to the achievement of the First Milepost.
o	Upon DCU achieving cumulative consolidated revenues of $10,287,000 (“DCU Second Milepost”) after the DCU First Milepost but before the fifth anniversary of the closing date; - the greater of (i) 3,750,000 divided by (A) the greater of $1.25 or (B) the five-day Volume Weighted Average Price of Liquid common shares immediately prior to the achievement of the DCU First Milepost; and (ii) 5,625,000, less (A) 3,000,000 and (B) the number of Issuer Additional Shares issued on achievement of the First Milepost.

For additional clarification, the minimum aggregate total (i) Issuer Consideration Shares and (ii) Issuer Additional Shares issuable in connection with the achievement of both the First Milepost and Second Milepost is 5,625,000.

Included in the DCU SEA is a buyback right that entitles the DCU shareholders to acquire the DCU Shares from the Company should the Company’s shares be delisted for more than 180 days for the following consideration:

•	all shares of the Company issued to the DCU shareholders;
•	any cash advanced to DCU by the Company; and
•	interest on each amount of cash advanced at a rate of 6%, compounded annually in arrears.

In connection with the DCU Transaction, on August 31, 2021, the Company entered into an agreement with DCU whereby the Company advanced $1,147,928 to DCU as follows: (1) $573,964 upon the date of the agreement (advanced September 1, 2021); and (2) $573,964 on the first month anniversary (advanced October 4, 2021). The advances bore interest at 6% per annum and was due on the earlier of (1) February 28, 2022; (2) the termination of the letter of intent entered into between the Company and DCU on June 7, 2021; or (3) the closing of the DCU Transaction. The agreement was secured by a pledge over all of the shares held in DCU (“Pledge Agreement”). As the funds were considered an advance on acquisition, the Company re-assumed the advance on the closing of the DCU Transaction on March 7, 2022.

On March 7, 2022, the minimum Issuer Additional Shares of 2,625,000 common shares to be issued (“DCU Contingent Consideration”) was valued to be $2,577,960. On August 31, 2022, the DCU Contingent Consideration was revalued to $2,085,921 resulting in a gain on derivative liability of $492,039 (August 31, 2021 - $nil). The DCU Contingent Consideration was calculated by reducing the closing share price of the Company’s shares as at the closing date of the acquisition of DCU by the holding period discount calculated using the Finnerty Put model by the weighted average expected number of shares to vest calculated using a Monte Carlo Simulation methodology with the following weighted average assumptions:

	August 31, 2022	March 7, 2022
Liquid share price	$0.44	$0.56
Discount rate	21%	23%
Expected number of shares to vest	6,000,000	6,000,000

The acquisition has been accounted for using the acquisition method pursuant to IFRS 3, Business Combinations. Under the acquisition method, assets and liabilities are recorded at their fair values on the date of acquisition and the total consideration is allocated to the assets acquired and liabilities assumed. The excess consideration given over the fair value of the net assets acquired has been recorded as goodwill.

Total
$
Consideration:
Common shares	1,680,000
DCU Contingent Consideration	2,577,960
Total unadjusted purchase price	4,257,960
Cash acquired	(209,295)
Total purchase price, net of cash acquired	4,048,665

Allocated as follows:
Accounts receivable	698,711
Prepaids	103,250
Equipment	430,320
Right-of-use asset	114,534
Accounts payable	(2,174,700)
Lease liability	(114,534)
Loans payable	(1,180,357)
Intangible assets	1,890,800
Goodwill	4,639,893
Deferred income taxes	(359,252)
Total	4,048,665

The purchase price allocation for the DCU Transaction reflects various fair value estimates and analyses, which are subject to change within the respective measurement periods. The Company expects to continue to obtain information to assist in determining the fair value of the net assets acquired at each acquisition date during the measurement periods. Measurement period adjustments that the Company determines to be material will be applied retrospectively to the period of acquisition in the Company’s consolidated financial statements, and, depending on the nature of the adjustments, other periods subsequent to the period of acquisition could also be affected.

The Company determined the estimated fair value of the acquired working capital, and identifiable intangible assets and goodwill after review and consideration of relevant information including discounted cash flow analyses, market data and management’s estimates.

For leases acquired, the Company measured the lease liability at the present value of the remaining lease payments, as if the acquired lease were a new lease at the acquisition date. The Company measured the right-of-use asset at the same amount as the lease liability, adjusted to reflect favorable or unfavorable terms of the lease when compared with market terms.

DCU’s identifiable intangible assets acquired include technology of $565,800, customer relationships of $923,000, and brand of $402,000. The technology and customer relationships were determined to have a useful lives of 3 years while the brand has an indefinite life.

The fair value of the acquired assets and liabilities are provisional pending receipt of the final valuations for those assets and liabilities.